Events after the reporting period	12 Months Ended
Dec. 31, 2019
Disclosure of Subsequent Event [Line Items]
Events after the reporting period

35.         Events after the reporting period

COVID-19 (Corona Virus Disease 2019)

Our operations are subject to risks related to outbreaks of infectious diseases. For example, the recent outbreak of coronavirus COVID-19, a virus causing potentially deadly respiratory tract infections originating in China, has already and will continue to negatively cause further volatility in prices of precious metals.  Additionally, a severe market disruption will likely entail decreased demand for our products and otherwise impact our operations and the operations of our customers, suppliers and other stakeholders. The Peruvian Government has issued a series of executive decrees declaring a national emergency and significantly restricting general circulation throughout the country.

In accordance with these restrictions and within the framework of the Company’s pandemic response plan, we have limited our operations to those which are strictly necessary to ensure that our mine pumping systems, water treatment plants, energy supply, hydroelectric substations, health services and overall minimum safety conditions remain in place. Other than in respect of these minimum back-up operations, as of the date of this annual report, our mining processing facilities are completely halted. The company intends to immediately resume operations once it receives notice from the authorities that restrictions have been lifted. The ultimate severity of the Coronavirus outbreak is uncertain at this time and therefore we cannot predict the impact it may have on the world, the Peruvian economy, international financial markets, or ultimately on our financial condition, results of operations, production, sales, margins and cash flow from operations, our access to debt markets, covenants compliance, asset impairments, among others.

Syndicated Term Loan

On April 2, 2020, we entered into a second amendment to the Syndicated Term Loan, pursuant to which, as of the date of this annual report, borrowings under the Syndicated Term Loan bear interest at a rate per annum equal to LIBOR plus 1.90%. Principal under the Syndicated Term Loan shall be payable in five consecutive and semi-annual installments of US$41,250,000 beginning in October 2022 and one final payment of US$68,750,000 in April 2025 (on which date all amounts outstanding shall be payable).

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Subsequent Event [Line Items]
Events after the reporting period

27.   Subsequent Event

Subsequent to December 31, 2019, the COVID-19 outbreak has had a material impact on the global economy, the scale and duration of which remain uncertain. Depending on the length of time and extent, this could materially impact the Company results of operations, cash flows and financial condition.

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Subsequent Event [Line Items]
Events after the reporting period

27.   Subsequent Event

In early February 2020, the Peru Supreme Court issued its conclusion, whereby the Company received notification of an unfavorable result in the Tax Dispute related to the amortization of contractual rights, see note 21 Tax Contingencies, “Tax Dispute related to the amortization of contractual rights” for which it recorded a liability in tax payable for US$8 million and in addition recorded interest and fines for US$16.8 and US$4 million; respectively, in the consolidated financial statements as of December 31, 2019, see notes 15(f) and note 20.

Subsequent to December 31, 2019, the COVID-19 outbreak has had a material impact on the global economy, the scale and duration of which remain uncertain. Depending on the length of time and extent of the impact which could include potential mine closures, gold price volatility or supply chain disruption, this could materially impact the Company results of operations, cash flows and financial condition.